Leases Expenses Incurred for Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Expense	$ 104	$ 94	$ 89